Income Taxes (Details) - Schedule of liability for unrecognized tax benefits - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of liability for unrecognized tax benefits [Abstract]
Reduction of net operating loss carryforwards		$ 309
Noncurrent tax liability (reflected in Other long-term liabilities)	309
Total liability for unrecognized tax benefits	$ 309	$ 309